Concentration Risk (Details) - Schedule of Group’s Total Purchase - Supplier Concentration Risk [Member] - Total Purchase [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplier A [Member]
Concentration Risk (Details) - Schedule of Group’s Total Purchase [Line Items]
Concentration risk, percentage	13.00%	13.00%
Supplier B [Member]
Concentration Risk (Details) - Schedule of Group’s Total Purchase [Line Items]
Concentration risk, percentage	14.00%	17.00%